Stock-Based Compensation Expense - Schedule of Stock-Based Compensation Expense (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Stock-Based Compensation Expense [Line Items]
Total stock-based compensation expense	$ 1,883,733	$ 3,610,097
Cost of revenue [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Total stock-based compensation expense	134,883	575,662
Technology expenses [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Total stock-based compensation expense	162,789	341,370
Marketing expenses [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Total stock-based compensation expense	19,228	58,822
General and administrative expenses [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Total stock-based compensation expense	$ 1,566,833	$ 2,634,244